Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Income tax expense	$ (1,793)	$ (1,295)	$ (1,603)
Continuing operations [member]
Statement [line items]
Current tax expense (income)	(2,147)	(1,603)	(1,913)
Deferred tax expense (income)	354	308	310
Income tax expense	(1,793)	(1,295)	(1,603)
Continuing operations [member] | Switzerland
Statement [line items]
Current tax expense (income)	(1,186)	(615)	(462)
Deferred tax expense (income)	(93)	(120)	(305)
Continuing operations [member] | Foreign
Statement [line items]
Current tax expense (income)	(961)	(988)	(1,451)
Deferred tax expense (income)	447	428	615
Discontinued operations [member]
Statement [line items]
Income tax expense	$ (159)	$ 74	$ 307